Goodwill	6 Months Ended
Sep. 30, 2023
Goodwill [Abstract]
GOODWILL

NOTE 8 – GOODWILL

Goodwill consisted of the following as of September 30, 2023 and March 31, 2023:

	As of September 30,	As of March 31,
	2023	2023
Goodwill, gross (Note 14)	$5,184,036	$5,184,036
Less: impairment	-	-
Goodwill, net	$5,184,036	$5,184,036

The changes in the carrying amount of goodwill for the years ended September 30, 2023 and March 31, 2023 were as follow:

	As of September 30,	As of March 31,
	2023	2023
Goodwill	$6,401,208	$10,084,201
Acquisitions (Note 14)	-	5,184,036
Disposal	(1,217,172)	(168,555)
Impairment	-	(7,872,696)
Exchange gain and loss	-	(771,204)
Goodwill, net from discontinued operations (Note 15)	-	(1,271,746)
Goodwill, net	$5,184,036	$5,184,036

The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of the multi-industry, full-link and full-closed-loop of Shennong, and cooperation of developing the health commodities business stably, combining the production and supply, jointly build a perfect supply chain system with Hekangyuan, new development of consulting, marketing, design, and software development services to empower our clients to adapt and thrive in the Web 3.0 era.

As of September 30, 2023, the company concluded that there was no impairment of goodwill.

F-23